Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005424
Average Annual Return [Line Items]
Average Annual Return, Percent	35.63%		14.55%		14.89%
Without Sales Load [Member] | C000005425
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%		14.25%		14.59%
Without Sales Load [Member] | C000005426
Average Annual Return [Line Items]
Average Annual Return, Percent	34.92%		13.96%		14.29%
Without Sales Load [Member] | C000166329
Average Annual Return [Line Items]
Average Annual Return, Percent	35.79%		14.70%	15.39%
Without Sales Load [Member] | C000225816
Average Annual Return [Line Items]
Average Annual Return, Percent	36.57%	10.37%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.94%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	11.35%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	18.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	14.44%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	14.64%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	13.13%